Nature of Business and Organization (Tables)	6 Months Ended
Sep. 30, 2025
Nature of Business and Organization [Abstract]
Schedule of Subsidiaries Entities	As at the date of this report, subsidiaries of the Company include the following entities:
Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Rectitude Pte. Ltd. (“RPL”)	December 26, 1997	Singapore	100%	Wholesale of safety products
Alturan Supplies Pte. Ltd. (“ALS”)	September 15, 2009	Singapore	100%	Supply of safety products
P.T.H. Pte. Ltd. (“PTH”)	November 3, 2008	Singapore	100%	Supply of safety products